Note 29 Shares of BBVA owned by third parties but managed by the Group (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares of BBVA owned by third parties but managed by the group [Line Items]
Number of shares owned by third parties	11,752,103,000,000	11,834,596,000,000	13,258,994,000,000
Nominal value of shares of BBVA owned by third parties but managed by the group	€ 490,000	€ 490,000	€ 490,000
Percentage of share capital of shares of BBVA owned by third parties but managed by the group	0.21%	0.21%	0.23%